Intangible Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Line Items]
Other intangible developments	€ 2,102,151	€ 1,712,975
Amortization expense	242,118	49,684	€ 49,984
Intangible Assets [Member]
Intangible Assets [Line Items]
Other intangible developments	631,294	€ 926,953	€ 516,684
Software Development [Member]
Intangible Assets [Line Items]
Other intangible developments	€ 1,378,566